Share-Based Compensation - Stock Options and Restricted Stock Award Activity (Details) - $ / shares	5 Months Ended	12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Awards
Beginning balance (in shares)	929,160	929,160	2,425,681	2,922,507
Ending balance (in shares)	0	0	929,160	2,425,681
2020 Stock Option and Incentive Plan
Number of Awards
Beginning balance (in shares)	0	0
Granted (in shares)		199,764
Exercised (in shares)		0
Forfeitures (in shares)		0
Ending balance (in shares)		199,764	0
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 0	$ 0
Granted (in dollars per share)		33.56
Exercised (in dollars per share)		0
Forfeited (in dollars per share)		0
Ending balance (in dollars per share)		$ 33.56	$ 0
Restricted Stock Units (RSUs) | 2020 Stock Option and Incentive Plan
Number of Awards
Beginning balance (in shares)	0	0
Granted (in shares)		109,920
Vested (in shares)		0
Forfeited (in shares)		0
Ending balance (in shares)		109,920	0
Weighted Average Fair Value at Grant Date
Beginning balance (in dollars per share)	$ 0	$ 0
Granted (in dollars per share)		28.20
Vested (in dollars per share)		0
Forfeited (in dollars per share)		0
Ending balance (in dollars per share)		$ 28.20	$ 0